Supplementary Information to the Statements of Comprehensive Profit or Loss (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
One-time expenses	$ 205		$ 684
BARDA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Concentration Risk Percentage	51.00%	76.00%	83.00%
Vericel [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Concentration Risk Percentage	28.00%